UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2012*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Commodity Strategy Fund. The remaining series of the Registrant, MFS Diversified Target Return Fund, has a fiscal year end of October 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

October 31, 2012

MFS® COMMODITY STRATEGY FUND

CMS-SEM

MFS® COMMODITY STRATEGY FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

As 2012 winds down, economic uncertainty continues to dominate world financial markets. In the United States, all eyes are riveted to the ongoing budget deal negotiations and the specter of a “fiscal cliff.” Overseas, we see growth slowing in China and Japan, and the eurozone has entered its second recession in four years against a backdrop of double-digit unemployment and the continuing sovereign debt crisis.

Amidst the instability, there are silver linings — especially in the U.S. where the labor and housing markets have picked up, consumer confidence has risen and industrial output has increased. Additionally, a U.S. budgetary compromise could propel markets, unleashing pent-up spending and investments, which would help to revive both the U.S. and global economies.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, an emphasis on global research and our disciplined risk management approach anchor our uniquely collaborative investment process. Our global team of more than 200 investment professionals shares ideas and evaluates opportunities across continents, investment disciplines, and asset classes — all with a goal of building better insights, and ultimately better results — for our clients.

We are mindful of the many economic challenges we face locally, nationally and globally. It is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

December 14, 2012

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure based on market value (b)

Portfolio structure reflecting equivalent exposure of derivative positions (i)

Commodity exposure reflecting equivalent exposure of derivative positions (c)(i)

Fixed income sectors (i)
High Grade Corporates	41.2%
Non-U.S. Government Bonds	5.9%
Asset-Backed Securities	3.6%
Mortgage-Backed Securities	3.3%
U.S. Government Agencies	1.8%
Emerging Markets Bonds	1.4%
High Yield Corporates	0.3%
Commercial Mortgage-Backed Securities	0.2%
Collateralized Debt Obligations	0.2%
U.S. Treasury Securities	(3.5)%

Portfolio Composition – continued

Composition including fixed income credit quality (a)(i)
AAA	10.8%
AA	4.7%
A	16.2%
BBB	20.5%
BB	0.4%
Federal Agencies	5.2%
Not Rated	(3.4)%
Non-Fixed Income	99.5%
Cash & Other	(53.9)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(b)	For purposes of this presentation, components include the market value of securities, less any securities sold short, and the market value of derivative contracts and may, from time to time, be negative. The bond component will include any accrued interest amounts. Percentages are based on net assets as of 10/31/12. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(c)	The portfolio obtains exposure to the commodities market by investing in commodity-linked notes. In order to minimize counterparty risk, the fund posts a portion of its assets as collateral to cover its obligations under these notes. While there is leverage embedded in these commodity-linked notes, which is reflected by the negative cash position, this leverage is fully collateralized with a portion of the fund’s assets invested in fixed income securities. For more information about commodity-linked notes and the risks of investing in such notes, please see the Notes to Financial Statements and the fund’s prospectus.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 10/31/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

May 1, 2012 through October 31, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2012 through October 31, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio		Beginning Account Value 5/01/12	Ending Account Value 10/31/12	Expenses Paid During Period (p) 5/01/12-10/31/12
A	Actual	1.06%		$1,000.00	$1,025.08	$5.41
	Hypothetical (h)	1.06%		$1,000.00	$1,019.86	$5.40
I	Actual	0.81%		$1,000.00	$1,026.12	$4.14
	Hypothetical (h)	0.81%		$1,000.00	$1,021.12	$4.13
R5	Actual	0.82%	(s)	$1,000.00	$980.06	$1.29	(i)
	Hypothetical (h)	0.82%		$1,000.00	$1,021.07	$4.18

(h)	5% class return per year before expenses.
(i)	For the period of class inception, September 4, 2012, through the stated period.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
(s)	The annualized expense ratio does not vary by the class specific expense differential because of the timing of sales of fund shares and the allocation of fund level expenses at such time.

PORTFOLIO OF INVESTMENTS

10/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 57.5%
Issuer	Shares/Par	Value ($)
Airlines - 0.2%
Continental Airlines, Inc., FRN, 0.768%, 2013	$597,654	$585,701

Apparel Manufacturers - 0.3%
VF Corp., FRN, 1.183%, 2013	$860,000	$865,067

Asset-Backed & Securitized - 4.0%
Anthracite Ltd., “A”, CDO, FRN, 0.57%, 2019 (z)	$250,976	$244,701
ARI Fleet Lease Trust, “A”, FRN, 0.764%, 2020 (n)	1,158,982	1,162,464
ARI Fleet Lease Trust, “A”, FRN, 0.51%, 2021 (n)	1,190,000	1,190,337
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	323,720	329,806
Chesapeake Funding LLC, “A”, FRN, 1.964%, 2021 (z)	151,766	153,073
Chesapeake Funding LLC, “A”, FRN, 0.968%, 2023 (z)	1,057,000	1,059,548
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	250,000	251,570
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	63,829	63,884
Ford Credit Auto Owner Trust, “A2”, 0.68%, 2014	108,223	108,247
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.814%, 2015	634,000	636,306
Ford Credit Floorplan Master Owner, “A”, FRN, 0.564%, 2016	790,000	790,000
GE Equipment Transportation LLC, “A2”, 0.77%, 2013	56,082	56,093
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	479,727	480,633
Hertz Vehicle Financing LLC, 2010-1A, “A1”, 2.6%, 2015 (n)	740,000	756,043
Home Loan Servicing Solutions Ltd., 1.34%, 2043 (z)	320,000	320,825
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	556,473	558,964
John Deere Owner Trust, “A2”, 0.64%, 2014	35,629	35,633
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	199,773	199,971
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	444,460	444,866
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	480,000	480,103
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	354,184	354,569
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	408,337	409,516
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	1,220,000	1,221,030
Smart Trust, “A2B”, FRN, 0.764%, 2014 (n)	563,000	563,855
Smart Trust, “A2B”, FRN, 0.764%, 2015 (z)	840,000	840,339
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 5.922%, 2051	750,000	789,968

		$13,502,344
Automotive - 2.5%
American Honda Finance Corp., 1.625%, 2013 (n)	$700,000	$706,500
American Honda Finance Corp., 1.85%, 2014 (n)	460,000	468,136
American Honda Finance Corp., 1%, 2015 (n)	810,000	811,102

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Daimler Finance North America LLC, FRN, 1.676%, 2013 (n)	$490,000	$493,506
Daimler Finance North America LLC, FRN, 1.598%, 2013 (n)	560,000	563,834
Daimler Finance North America LLC, FRN, 0.972%, 2014 (z)	640,000	642,463
Ford Motor Credit Co. LLC, 4.207%, 2016	360,000	383,405
Harley-Davidson Financial Services, 3.875%, 2016 (n)	570,000	615,860
Hyundai Capital America, 1.625%, 2015 (n)	710,000	714,410
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	500,000	503,075
RCI Banque S.A., FRN, 2.216%, 2014 (n)	750,000	748,599
Toyota Motor Credit Corp., 3.2%, 2015	600,000	638,822
Volkswagen International Finance N.V., FRN, 1.125%, 2014 (n)	1,100,000	1,105,506

		$8,395,218
Banks & Diversified Financials (Covered Bonds) - 2.1%
Australia & New Zealand Banking Group, FRN, 1.017%, 2015 (n)	$310,000	$310,871
Bank of Nova Scotia, 1.45%, 2013 (n)	620,000	624,960
BNP Paribas Home Loan, 2.2%, 2015 (n)	1,000,000	1,031,300
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	750,000	753,150
Compagnie de Financement Foncier, 2.125%, 2013 (n)	700,000	704,970
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	700,000	726,180
National Bank of Canada, 2.2%, 2016 (n)	1,060,000	1,117,982
Norddeutsche Landesbank, 0.875%, 2015 (n)	400,000	400,120
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	750,000	794,100
Stadshypotek AB, FRN, 0.912%, 2013 (n)	800,000	801,556

		$7,265,189
Broadcasting - 0.5%
NBCUniversal Media LLC, 2.1%, 2014	$400,000	$407,903
Vivendi S.A., 2.4%, 2015 (n)	440,000	445,461
WPP Finance, 8%, 2014	750,000	837,426

		$1,690,790
Brokerage & Asset Managers - 0.4%
BlackRock, Inc., 3.5%, 2014	$750,000	$795,988
BlackRock, Inc., 1.375%, 2015	500,000	509,360
Franklin Resources, Inc., 1.375%, 2017	182,000	183,112

		$1,488,460
Cable TV - 0.5%
Comcast Corp., 5.3%, 2014	$600,000	$633,990
DIRECTV Holdings LLC, 4.75%, 2014	500,000	536,926
DIRECTV Holdings LLC, 2.4%, 2017	520,000	535,786

		$1,706,702

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 0.6%
Dow Chemical Co., 7.6%, 2014	$650,000	$716,613
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	720,000	770,753
PPG Industries, Inc., 5.75%, 2013	621,000	632,541

		$2,119,907
Computer Software - 0.2%
Adobe Systems, Inc., 3.25%, 2015	$700,000	$739,097

Conglomerates - 0.8%
ABB Finance (USA), Inc., 1.625%, 2017	$495,000	$504,972
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	503,000	524,176
General Electric Co., 0.85%, 2015	450,000	450,909
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	320,000	333,424
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	500,000	559,902
United Technologies Corp., FRN, 0.918%, 2015	460,000	465,705

		$2,839,088
Consumer Products - 1.1%
Clorox Co., 5%, 2013	$670,000	$679,988
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	530,000	535,830
Mattel, Inc., 5.625%, 2013	410,000	417,227
Mattel, Inc., 2.5%, 2016	400,000	416,774
Newell Rubbermaid, Inc., 5.5%, 2013	500,000	509,893
Newell Rubbermaid, Inc., 2%, 2015	600,000	606,571
Phillips Electronics N.V., 7.25%, 2013	600,000	629,902

		$3,796,185
Consumer Services - 0.4%
eBay, Inc., 1.35%, 2017	$507,000	$514,765
Experian Finance PLC, 2.375%, 2017 (n)	462,000	472,979
Western Union Co., FRN, 0.989%, 2013	470,000	471,017

		$1,458,761
Defense Electronics - 0.2%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$600,000	$633,146

Electronics - 0.6%
Applied Materials, Inc., 2.65%, 2016	$750,000	$793,367
Broadcom Corp., 1.5%, 2013	600,000	605,858
Tyco Electronics Group S.A., 1.6%, 2015	500,000	507,702

		$1,906,927
Emerging Market Quasi-Sovereign - 0.6%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)	$101,000	$104,535

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$580,000	$617,311
Gaz Capital S.A., 4.95%, 2016 (n)	205,000	218,661
Korea Gas Corp., 2.25%, 2017 (n)	440,000	443,242
Petrobras International Finance Co., 3.875%, 2016	735,000	780,816

		$2,164,565
Emerging Market Sovereign - 0.4%
Russian Federation, 3.25%, 2017 (n)	$800,000	$848,952
State of Qatar, 5.15%, 2014 (n)	600,000	637,500

		$1,486,452
Energy - Independent - 0.5%
Encana Corp., 5.9%, 2017	$585,000	$697,787
Encana Holdings Finance Corp., 5.8%, 2014	550,000	589,130
Hess Corp., 7%, 2014	503,000	542,930

		$1,829,847
Energy - Integrated - 1.4%
BG Energy Capital PLC, 2.875%, 2016 (n)	$570,000	$607,013
BP Capital Markets PLC, 3.125%, 2015	600,000	641,236
Cenovus Energy, Inc., 4.5%, 2014	500,000	535,501
Husky Energy, Inc., 5.9%, 2014	600,000	647,821
Petro-Canada Financial Partnership, 5%, 2014	580,000	629,206
Shell International Finance B.V., 1.125%, 2017	550,000	555,922
Total Capital International S.A., 1.5%, 2017	600,000	610,440
TOTAL S.A., 3%, 2015	520,000	552,630

		$4,779,769
Entertainment - 0.2%
Viacom, Inc., 1.25%, 2015	$800,000	$807,765

Financial Institutions - 1.1%
General Electric Capital Corp., 5.45%, 2013	$750,000	$757,434
General Electric Capital Corp., 1.875%, 2013	540,000	547,083
General Electric Capital Corp., 2.15%, 2015	1,000,000	1,027,548
General Electric Capital Corp., FRN, 1.201%, 2014	300,000	302,342
LeasePlan Corp. N.V., 3%, 2017 (z)	540,000	546,225
NYSE Euronext, 2%, 2017	486,000	494,807

		$3,675,439
Food & Beverages - 3.8%
Anheuser-Busch InBev S.A., 3.625%, 2015	$200,000	$214,507
Anheuser-Busch InBev S.A., 1.375%, 2017	890,000	903,417
Cadbury Schweppes U.S. Finance, 5.125%, 2013	700,000	725,537

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Campbell Soup Co., FRN, 0.742%, 2014	$730,000	$733,162
Coca Cola Co., 0.75%, 2013	700,000	702,639
Conagra Foods, Inc., 5.875%, 2014	600,000	643,324
Diageo Capital PLC, 7.375%, 2014	430,000	464,426
Diageo Capital PLC, 1.5%, 2017	850,000	866,640
Dr Pepper Snapple Group, Inc., 2.35%, 2012	600,000	601,506
General Mills, Inc., 5.25%, 2013	600,000	622,115
General Mills, Inc., 5.2%, 2015	200,000	221,186
H.J. Heinz Co., 5.35%, 2013	600,000	620,306
Heineken N.V., 0.8%, 2015 (n)	440,000	440,884
Ingredion, Inc., 3.2%, 2015	170,000	179,285
Ingredion, Inc., 1.8%, 2017	314,000	313,340
Kellogg Co., 4.45%, 2016	190,000	213,676
Kraft Foods Group, Inc., 1.625%, 2015 (n)	920,000	938,633
Miller Brewing Co., 5.5%, 2013 (n)	600,000	623,697
Molson Coors Brewing Co., 2%, 2017	960,000	991,547
PepsiAmericas, Inc., 4.375%, 2014	700,000	733,258
Pernod-Ricard S.A., 2.95%, 2017 (n)	800,000	843,760
SABMiller Holdings, Inc., 1.85%, 2015 (n)	420,000	430,452

		$13,027,297
Food & Drug Stores - 0.4%
CVS Caremark Corp., 3.25%, 2015	$600,000	$637,924
Walgreen Co., 1%, 2015	650,000	652,571

		$1,290,495
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 2017	$446,000	$447,853

Industrial - 0.1%
Cornell University, 4.35%, 2014	$465,000	$487,213

Insurance - 1.7%
Aflac, Inc., 3.45%, 2015	$700,000	$748,255
American International Group, Inc., 3.65%, 2014	280,000	288,328
American International Group, Inc., 3%, 2015	730,000	759,622
Lincoln National Corp., 4.3%, 2015	250,000	269,324
MassMutual Global Funding, FRN, 0.863%, 2013 (n)	600,000	602,776
Metlife, Inc., 1.756%, 2017	178,000	180,899
MetLife, Inc., FRN, 1.562%, 2013	1,390,000	1,402,636
New York Life Global Funding, 1.3%, 2015 (n)	1,450,000	1,471,533

		$5,723,373

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health - 0.7%
UnitedHealth Group, Inc., 4.875%, 2013	$880,000	$890,404
UnitedHealth Group, Inc., 4.875%, 2013	479,000	487,289
WellPoint, Inc., 5%, 2014	740,000	803,542
Wellpoint, Inc., 1.25%, 2015	20,000	20,196

		$2,201,431
Insurance - Property & Casualty - 0.9%
ACE Ltd., 2.6%, 2015	$550,000	$576,368
Aon Corp., 3.5%, 2015	600,000	633,429
AXIS Capital Holdings Ltd., 5.75%, 2014	800,000	859,148
Berkshire Hathaway, Inc., FRN, 1.01%, 2014	870,000	880,051

		$2,948,996
International Market Quasi-Sovereign - 4.3%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$304,000	$318,267
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	1,200,000	1,258,320
Dexia Credit Local, NY, 2%, 2013 (n)	500,000	500,825
Electricite de France PLC, 5.5%, 2014 (n)	750,000	793,018
Finance for Danish Industry A.S., FRN, 0.768%, 2013 (n)	1,500,000	1,492,496
ING Bank N.V., 3.9%, 2014 (n)	1,250,000	1,305,464
KfW Bankengruppe, 1.375%, 2013	1,100,000	1,108,360
KfW Bankengruppe, 3.5%, 2014	1,250,000	1,302,888
Kommunalbanken AS, 1%, 2014 (n)	300,000	302,703
Kommunalbanken AS, 1.75%, 2015 (n)	1,200,000	1,239,000
Kommunalbanken AS, FRN, 0.444%, 2016 (z)	160,000	159,872
Landwirtschaftliche Rentenbank, 5%, 2013	1,100,000	1,114,201
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	700,000	708,694
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	1,400,000	1,459,889
Statoil A.S.A., 2.9%, 2014	700,000	731,990
Statoil A.S.A., 1.8%, 2016	350,000	362,062
Vestjysk Bank A/S, FRN, 0.938%, 2013 (n)	350,000	350,782

		$14,508,831
International Market Sovereign - 0.5%
Republic of Finland, 1.25%, 2015 (n)	$1,300,000	$1,328,860
Republic of Iceland, 4.875%, 2016 (n)	397,000	417,346

		$1,746,206
Local Authorities - 0.7%
Province of Ontario, 4.5%, 2015	$1,000,000	$1,088,400
Province of Ontario, 1.1%, 2017	1,110,000	1,111,776

		$2,200,176

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Machinery & Tools - 0.2%
Caterpillar Financial Services Corp., 1.1%, 2015	$570,000	$576,956

Major Banks - 4.5%
ABN AMRO Bank N.V., FRN, 2.083%, 2014 (n)	$800,000	$809,019
ANZ National (International) Ltd., FRN, 1.378%, 2013 (n)	870,000	877,481
Bank of Tokyo-Mitsubishi UFJ, 1.6%, 2013 (n)	700,000	704,554
Commonwealth Bank of Australia, 3.75%, 2014 (n)	600,000	632,940
DBS Bank Ltd., 2.35%, 2017 (n)	770,000	793,502
HSBC Bank PLC, 3.1%, 2016 (n)	310,000	328,035
HSBC USA, Inc., 2.375%, 2015	350,000	361,984
ING Bank N.V., 3.75%, 2017 (n)	424,000	448,970
ING Bank N.V., FRN, 1.438%, 2013 (n)	470,000	471,269
ING Bank N.V., FRN, 1.644%, 2013 (n)	750,000	754,982
ING Bank N.V., FRN, 2.009%, 2015 (n)	560,000	563,034
Intesa Sanpaolo S.p.A., FRN, 2.83%, 2014 (n)	280,000	276,102
KeyCorp, 3.75%, 2015	650,000	699,672
Macquarie Bank Ltd., 5%, 2017 (n)	1,076,000	1,168,676
National Australia Bank Ltd., 2%, 2015	770,000	794,053
Royal Bank of Scotland PLC, 2.55%, 2015	1,050,000	1,076,368
Royal Bank of Scotland PLC, FRN, 2.853%, 2013	600,000	606,346
Santander International Debt S.A., 2.991%, 2013 (n)	400,000	400,975
Standard Chartered PLC, 3.85%, 2015 (n)	420,000	444,128
Standard Chartered PLC, FRN, 1.26%, 2014 (n)	350,000	350,011
Sumitomo Mitsui Banking Corp., 1.35%, 2015	740,000	750,659
Wells Fargo & Co., 3.75%, 2014	750,000	795,946
Wells Fargo & Co., 1.25%, 2015	840,000	849,728
Westpac Banking Corp., 2%, 2017	400,000	410,017

		$15,368,451
Medical & Health Technology & Services - 1.4%
Aristotle Holding, Inc., 2.1%, 2015 (n)	$1,100,000	$1,125,079
Baxter International, Inc., 1.85%, 2017	390,000	403,337
Becton, Dickinson & Co., 1.75%, 2016	300,000	309,597
Catholic Health Initiatives, 1.6%, 2017	400,000	401,532
Covidien International Finance S.A., 1.875%, 2013	330,000	332,951
Covidien International Finance S.A., 1.35%, 2015	650,000	660,228
McKesson Corp., 3.25%, 2016	470,000	505,506
Thermo Fisher Scientific, Inc., 2.25%, 2016	840,000	874,532

		$4,612,762
Metals & Mining - 0.6%
Anglo American Capital, 2.15%, 2013 (n)	$600,000	$604,380
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	580,000	589,005

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	$750,000	$781,725

		$1,975,110
Mortgage-Backed - 3.3%
Fannie Mae, 5.153%, 2016	$633,060	$708,298
Fannie Mae, 1.114%, 2017	870,000	878,419
Fannie Mae, 4.5%, 2024	2,186,338	2,356,714
Fannie Mae, 4%, 2025	197,759	216,128
Fannie Mae, 4.5%, 2025	864,097	933,594
Fannie Mae, 3%, 2027	851,387	899,621
Fannie Mae, TBA, 2.5%, 2027	2,032,000	2,126,615
Freddie Mac, 1.655%, 2016	228,564	235,539
Freddie Mac, 4%, 2025	1,217,545	1,293,114
Freddie Mac, 3.5%, 2026	1,539,659	1,623,675

		$11,271,717
Natural Gas - Distribution - 0.2%
GDF Suez, 1.625%, 2017 (n)	$740,000	$745,032

Natural Gas - Pipeline - 0.5%
Energy Transfer Partners LP, 8.5%, 2014	$513,000	$563,998
Enterprise Products Operating LP, 3.7%, 2015	500,000	533,800
Kinder Morgan Energy Partners LP, 5.125%, 2014	580,000	629,313

		$1,727,111
Network & Telecom - 0.7%
AT&T, Inc., 2.4%, 2016	$160,000	$169,108
BellSouth Corp., 5.2%, 2014	150,000	162,560
France Telecom, 2.125%, 2015	700,000	722,577
Telecom Italia Capital, 5.25%, 2013	700,000	721,000
Verizon Communications, Inc., 5.25%, 2013	700,000	715,033

		$2,490,278
Oil Services - 0.4%
Noble Corp., 5.875%, 2013	$780,000	$802,279
Noble Corp., 3.45%, 2015	260,000	275,495
Transocean, Inc., 2.5%, 2017	292,000	295,732

		$1,373,506
Oils - 0.1%
Phillips 66, 1.95%, 2015 (n)	$350,000	$358,629

Other Banks & Diversified Financials - 2.4%
American Express Centurion Bank, 5.5%, 2013	$600,000	$613,914

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
American Express Credit Corp., 2.8%, 2016	$420,000	$447,239
American Express Credit Corp., FRN, 1.504%, 2015	50,000	50,975
BB&T Corp., 2.05%, 2014	500,000	510,179
BBVA Senior Finance S.A. Unipersonal, FRN, 2.435%, 2014	400,000	394,940
Capital One Financial Corp., 2.15%, 2015	750,000	770,977
Capital One Financial Corp., FRN, 1.49%, 2014	580,000	584,598
Danske Bank A/S, 3.75%, 2015 (n)	690,000	716,751
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	1,000,000	1,064,595
Nordea Bank AB, 1.75%, 2013 (n)	700,000	708,379
SunTrust Banks, Inc., 3.5%, 2017	598,000	643,168
Svenska Handelsbanken AB, 2.875%, 2017	566,000	598,036
Swedbank AB, 2.125%, 2017 (n)	585,000	590,715
Union Bank, 3%, 2016	280,000	296,775

		$7,991,241
Personal Computers & Peripherals - 0.2%
Hewlett-Packard Co., 2.625%, 2014	$610,000	$621,367

Pharmaceuticals - 0.9%
Amgen, Inc., 2.3%, 2016	$440,000	$458,720
Celgene Corp., 2.45%, 2015	532,000	554,641
Roche Holding, Inc., 5%, 2014 (n)	254,000	268,226
Sanofi, 1.2%, 2014	170,000	172,324
Sanofi, FRN, 0.672%, 2014	500,000	502,498
Teva Pharmaceutical Finance III, 1.7%, 2014	170,000	172,363
Teva Pharmaceutical Finance III, FRN, 1.211%, 2013	600,000	604,657
Watson Pharmaceuticals, Inc., 1.875%, 2017	330,000	334,498

		$3,067,927
Printing & Publishing - 0.3%
Pearson PLC, 4%, 2016 (n)	$1,000,000	$1,073,169

Real Estate - 0.7%
ERP Operating, REIT, 5.125%, 2016	$925,000	$1,039,838
HCP, Inc., REIT, 2.7%, 2014	810,000	825,543
Simon Property Group, Inc., REIT, 6.1%, 2016	410,000	474,138

		$2,339,519
Retailers - 0.8%
AutoZone, Inc., 6.5%, 2014	$655,000	$696,965
Home Depot, Inc., 5.25%, 2013	660,000	695,804
Staples, Inc., 9.75%, 2014	600,000	659,077
Wesfarmers Ltd., 6.998%, 2013 (n)	400,000	410,794

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - continued
Wesfarmers Ltd., 2.983%, 2016 (n)	$300,000	$313,522

		$2,776,162
Specialty Chemicals - 0.5%
Airgas, Inc., 2.95%, 2016	$700,000	$738,959
Ecolab, Inc., 2.375%, 2014	380,000	393,797
Ecolab, Inc., 1%, 2015	430,000	431,990

		$1,564,746
Specialty Stores - 0.2%
Best Buy Co., Inc., 6.75%, 2013	$519,000	$530,678

Supermarkets - 0.6%
Delhaize Group, 5.875%, 2014	$740,000	$774,563
Kroger Co., 5%, 2013	200,000	203,994
Tesco PLC, 2%, 2014 (n)	540,000	551,048
Woolworths Ltd., 2.55%, 2015 (n)	600,000	621,478

		$2,151,083
Supranational - 0.4%
Council of Europe, 4.5%, 2014	$200,000	$212,944
European Investment Bank, 1.25%, 2013	1,170,000	1,179,313

		$1,392,257
Telecommunications - Wireless - 0.5%
America Movil S.A.B. de C.V., 2.375%, 2016	$262,000	$273,875
Crown Castle Towers LLC, 4.523%, 2015 (n)	440,000	465,956
Crown Castle Towers LLC, 3.214%, 2015 (n)	310,000	322,897
Vodafone Group PLC, 4.15%, 2014	630,000	665,547

		$1,728,275
Tobacco - 0.8%
Altria Group, Inc., 8.5%, 2013	$500,000	$538,879
B.A.T. International Finance PLC, 8.125%, 2013 (n)	500,000	535,500
B.A.T. International Finance PLC, 1.4%, 2015 (n)	620,000	626,625
Lorillard Tobacco Co., 3.5%, 2016	370,000	393,171
Reynolds American, Inc., 1.05%, 2015	430,000	431,263

		$2,525,438
Transportation - Services - 0.5%
ERAC USA Finance Co., 2.75%, 2013 (n)	$660,000	$669,320
ERAC USA Finance Co., 2.25%, 2014 (n)	250,000	252,845
ERAC USA Finance Co., 1.4%, 2016 (n)	330,000	332,778

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - continued
ERAC USA Finance Co., 2.75%, 2017 (n)	$302,000	$315,725

		$1,570,668
U.S. Government Agencies and Equivalents - 1.8%
Aid-Egypt, 4.45%, 2015	$1,270,000	$1,413,091
Freddie Mac, 4.5%, 2013	2,000,000	2,017,828
National Credit Union Administration, 1.4%, 2015	1,500,000	1,533,120
Small Business Administration, 2.25%, 2021	1,090,908	1,131,206

		$6,095,245
Utilities - Electric Power - 3.2%
Dominion Resources, Inc., 1.95%, 2016	$880,000	$910,415
DTE Energy Co., FRN, 1.118%, 2013	720,000	721,724
Duke Energy Corp., 6.3%, 2014	846,000	905,038
Duke Energy Corp., 1.625%, 2017	209,000	210,536
EDP Finance B.V., 5.375%, 2012 (n)	500,000	500,000
Enel Finance International S.A., 5.7%, 2013 (n)	580,000	584,440
Exelon Generation Co. LLC, 5.35%, 2014	600,000	630,645
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	560,000	576,783
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	1,020,000	1,031,534
Northeast Utilities, FRN, 1.128%, 2013	1,300,000	1,306,968
PG&E Corp., 5.75%, 2014	600,000	641,117
PPL WEM Holdings PLC, 3.9%, 2016 (n)	1,240,000	1,305,508
PSEG Power LLC, 2.75%, 2016	360,000	377,301
Southern Co., 2.375%, 2015	1,000,000	1,045,038

		$10,747,047
Total Bonds (Identified Cost, $191,073,547)		$194,992,664

Commodity Linked Structured Notes (n)(x) - 38.3%
Bank of America Corp. - DJUBENTR Linked, FRN, 0.1%, 2013	$3,500,000	$3,453,646
Bank of America Corp. - DJUBGRTR Linked, FRN, 0.218%, 2013	3,500,000	7,764,027
Bank of America Corp. - DJUBSF3T Linked, FRN, 0.212%, 2013	3,500,000	3,834,162
Barclays Bank PLC - DJUBEN3T Linked, FRN, 0.1%, 2013	2,000,000	2,455,389
Barclays Bank PLC - DJUBGRTR Linked, FRN, 0.1%, 2013	3,000,000	6,638,276
Barclays Bank PLC - DJUBSIN Linked, FRN, 1%, 2013	4,500,000	4,133,604
Barclays Bank PLC - DJUBSOTR Linked, FRN, 0.1%, 2013	2,100,000	1,929,194
Citigroup Funding, Inc. - DJUBPRTR Linked, FRN, 0%, 2013	11,200,000	14,088,902
Credit Suisse AG - DJUBSF2T Linked, FRN, 0.06%, 2013	9,600,000	10,438,879
Deutsche Bank AG - DJUBGRTR Linked, FRN, 0.038%, 2013	3,500,000	7,751,244
Deutsche Bank AG London - DJUBSTR Linked, FRN, 0%, 2013	8,000,000	7,815,252
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 1%, 2013	3,500,000	3,453,675
Goldman Sachs Group, Inc. - DJUBENTR Linked, FRN, 0%, 2013	3,200,000	3,678,385
Goldman Sachs Group, Inc. - DJUBSF3T Linked, FRN, 0%, 2013	6,500,000	6,950,036

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commodity Linked Structured Notes (n)(x) - continued
JPMorgan - DJUBEN3T Linked, FRN, 0.34%, 2013	$6,000,000	$7,879,270
JPMorgan - DJUBINTR Linked, FRN, 0.213%, 2013	4,000,000	3,509,562
JPMorgan - DJUBSF2T Linked, FRN, 0.418%, 2013	6,700,000	6,047,554
Morgan Stanley - DJUBGR3T Linked, FRN, 0.16%, 2013	4,700,000	7,831,648
Morgan Stanley - DJUBSF3T Linked, FRN, 0.16%, 2013	2,500,000	2,560,096
Morgan Stanley - DJUBSTR Linked, FRN, 0.16%, 2013	2,700,000	2,368,250
UBS AG - DJUBENTR Linked, FRN, 0.28%, 2013	5,800,000	8,298,844
UBS AG - DJUBGRTR Linked, FRN, 0%, 2013	2,500,000	5,659,873
UBS AG - DJUBIN3T Linked, FRN, 0.173%, 2013	1,500,000	1,313,439
Total Commodity Linked Structured Notes (Identified Cost, $104,000,000)		$129,853,207

Money Market Funds - 4.1%
MFS Institutional Money Market Portfolio, 0.16%, at Cost and Net Asset Value (v)	14,103,524	$14,103,524
Total Investments (Identified Cost, $309,177,071)		$338,949,395

Other Assets, Less Liabilities - 0.1%		414,054
Net Assets - 100.0%		$339,363,449

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $195,098,135 representing 57.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(x)	Commodity-linked notes typically provide for interest and principal payments based on the value of a commodity indicator, such as a commodity, a commodity future or option contract, a commodity index, or some other indicator that reflects the value of a particular commodity or commodity market or the difference between one or more commodity or commodity markets. Commodity-linked notes have characteristics of instruments indirectly linked to the price of commodities and are subject to basis risk, the risk that there can be deviations in performance between the physical commodity market and the futures price, and counter party risk. Commodity-linked notes can be highly volatile and less liquid than other types of investments. These structured notes take into consideration a leverage factor of 300% on the return of the commodity indicator at the time the note is purchased, in order to limit counterparty exposure.

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.57%, 2019	5/11/11	$233,067	$244,701
Chesapeake Funding LLC, “A”, FRN, 1.964%, 2021	8/9/12	153,319	153,073
Chesapeake Funding LLC, “A”, FRN, 0.968%, 2023	5/10/12	1,057,000	1,059,548
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	249,973	251,570
Daimler Finance North America LLC, FRN, 0.972%, 2014	10/19/12	641,821	642,463
Home Loan Servicing Solutions Ltd., 1.34%, 2043	10/10/12	319,980	320,825
Kommunalbanken AS, FRN, 0.444%, 2016	10/23/12	160,000	159,872
LeasePlan Corp. N.V., 3%, 2017	10/15/12	539,651	546,225
Smart Trust, “A2B”, FRN, 0.764%, 2015	3/07/12	840,000	840,339
Total Restricted Securities			$4,218,616
% of Net assets			1.2%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
DJUBEN3T	Dow Jones-UBS Energy Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on crude oil, heating oil, natural gas and unleaded gasoline.
DJUBENTR	Dow Jones-UBS Energy Sub-Index Total Return, this index is composed of futures contracts on crude oil, heating oil, unleaded gasoline and natural gas.
DJUBGR3T	Dow Jones-UBS Grains Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on corn, soybeans and wheat.
DJUBGRTR	Dow Jones-UBS Grains Sub-Index Total Return, this index is composed of futures contracts on corn, soybeans and wheat.
DJUBIN3T	Dow Jones-UBS Industrial Metals Sub-Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on aluminum, copper, nickel and zinc.
DJUBINTR	Dow Jones-UBS Industrial Metals Sub-Index Total Return, this index is composed of futures contracts on aluminum, copper, nickel and zinc.
DJUBPRTR	Dow Jones-UBS Precious Metals Total Return Index, this index is composed of futures contracts on gold and silver.
DJUBSF2T	Dow Jones-UBS Commodity Index 2 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
DJUBSF3T	Dow Jones-UBS Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
DJUBSIN	Dow Jones-UBS Industrial Metals Sub Index Total Return, this index is composed of futures contracts on aluminum, copper, nickel and zinc.
DJUBSOTR	Dow Jones-UBS Softs Sub-Index Total Return, this index is composed of futures contracts on coffee, cotton and sugar.
DJUBSTR	Dow Jones-UBS Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

Portfolio of Investments (unaudited) – continued

PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Derivative Contracts at 10/31/12

Futures Contracts Outstanding at 10/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	95	$11,803,750	December - 2012	$19,433

At October 31, 2012, the fund had liquid securities with an aggregate value of $56,499 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 10/31/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $295,073,547)	$324,845,871
Underlying affiliated funds, at cost and value	14,103,524
Total investments, at value (identified cost, $309,177,071)	$338,949,395
Cash	4,478,795
Receivables for
Fund shares sold	1,354,378
Interest	1,274,101
Total assets	$346,056,669
Liabilities
Payables for
Daily variation margin on open futures contracts	$23,750
Investments purchased	6,601,533
Fund shares reacquired	7,773
Payable to affiliates
Investment adviser	21,375
Shareholder servicing costs	4
Distribution and service fees	2
Payable for independent Trustees’ compensation	12
Accrued expenses and other liabilities	38,771
Total liabilities	$6,693,220
Net assets	$339,363,449
Net assets consist of
Paid-in capital	$345,837,982
Unrealized appreciation (depreciation) on investments	29,791,757
Accumulated net realized gain (loss) on investments	(37,887,599)
Undistributed net investment income	1,621,309
Net assets	$339,363,449
Shares of beneficial interest outstanding	34,532,717

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$118,997	12,135	$9.81
Class I	97,956	9,971	9.82
Class R5	339,146,496	34,510,611	9.83

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.41 [100 / 94.25 × $9.81]. Redemption price per share was equal to the net asset value per share for Classes I and R5.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 10/31/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$1,926,680
Dividends from underlying affiliated funds	10,146
Total investment income	$1,936,826
Expenses
Management fee	$1,225,828
Distribution and service fees	147
Shareholder servicing costs	125
Administrative services fee	28,165
Independent Trustees’ compensation	5,388
Custodian fee	18,538
Shareholder communications	4,786
Audit and tax fees	28,972
Legal fees	2,371
Miscellaneous	15,831
Total expenses	$1,330,151
Fees paid indirectly	(103)
Reduction of expenses by investment adviser	(583)
Net expenses	$1,329,465
Net investment income	$607,361
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$(10,428,106)
Futures contracts	(80,740)
Net realized gain (loss) on investments	$(10,508,846)
Change in unrealized appreciation (depreciation)
Investments	$18,168,672
Futures contracts	58,972
Net unrealized gain (loss) on investments	$18,227,644
Net realized and unrealized gain (loss) on investments	$7,718,798
Change in net assets from operations	$8,326,159

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 10/31/12 (unaudited)	Year ended 4/30/12
From operations
Net investment income	$607,361	$1,038,156
Net realized gain (loss) on investments	(10,508,846)	(614,767)
Net unrealized gain (loss) on investments	18,227,644	(59,112,065)
Change in net assets from operations	$8,326,159	$(58,688,676)
Distributions declared to shareholders
From net investment income	$—	$(2,600,025)
From net realized gain on investments	—	(43,120,293)
Total distributions declared to shareholders	$—	$(45,720,318)
Change in net assets from fund share transactions	$6,389,573	$142,398,072
Total change in net assets	$14,715,732	$37,989,078
Net assets
At beginning of period	324,647,717	286,658,639
At end of period (including undistributed net investment income of $1,621,309 and $1,013,948, respectively)	$339,363,449	$324,647,717

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class A			2012	2011 (c)

Net asset value, beginning of period	$9.57		$14.49	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.01	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		(2.99)	4.53
Total from investment operations	$0.24		$(2.98)	$4.51
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.02)
From net realized gain on investments	—		(1.86)	—
Total distributions declared to shareholders	$—		$(1.94)	$(0.02)
Net asset value, end of period (x)	$9.81		$9.57	$14.49
Total return (%) (r)(s)(t)(x)	2.51	(n)	(19.96)	45.09	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.08	1.06	(a)
Expenses after expense reductions (f)	1.06	(a)	1.08	1.06	(a)
Net investment income (loss)	0.14	(a)	0.11	(0.18	)(a)
Portfolio turnover	28	(n)	70	30
Net assets at end of period (000 omitted)	$119		$116	$145

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 10/31/12 (unaudited)		Years ended 4/30
Class I			2012	2011 (c)

Net asset value, beginning of period	$9.57		$14.50	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.23		(3.00)	4.52
Total from investment operations	$0.25		$(2.96)	$4.53
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.03)
From net realized gain on investments	—		(1.86)	—
Total distributions declared to shareholders	$—		$(1.97)	$(0.03)
Net asset value, end of period (x)	$9.82		$9.57	$14.50
Total return (%) (r)(s)(x)	2.61	(n)	(19.78)	45.38	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.83	0.82	(a)
Expenses after expense reductions (f)	0.81	(a)	0.83	0.82	(a)
Net investment income	0.43	(a)	0.37	0.06	(a)
Portfolio turnover	28	(n)	70	30
Net assets at end of period (000 omitted)	$98		$324,532	$286,514

Class R5	Period ended 10/31/12 (i) (unaudited)

Net asset value, beginning of period	$10.03
Income (loss) from investment operations
Net investment income (d)	$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.20	)(g)
Total from investment operations	$(0.20)
Net asset value, end of period (x)	$9.83
Total return (%) (r)(s)(x)	(1.99	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)
Expenses after expense reductions (f)	0.82	(a)
Net investment income	0.24	(a)
Portfolio turnover	28	(n)
Net assets at end of period (000 omitted)	$339,146

See Notes to Financial Statements

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception September 4, 2012, though the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Commodity Strategy Fund (the fund) is a series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in commodity-linked structured notes as part of its principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such

Notes to Financial Statements (unaudited) – continued

futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of October 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$ —	$6,095,245	$—	$6,095,245
Non-U.S. Sovereign Debt	—	21,298,311	—	21,298,311
Corporate Bonds	—	80,965,481	—	80,965,481
Residential Mortgage-Backed Securities	—	11,271,720	—	11,271,720
Commercial Mortgage-Backed Securities	—	789,968	—	789,968
Asset-Backed Securities (including CDOs)	—	12,712,375	—	12,712,375
Foreign Bonds	—	61,859,564	—	61,859,564
Commodity Linked Structured Notes	—	129,853,207	—	129,853,207
Mutual Funds	14,103,524	—	—	14,103,524
Total Investments	$14,103,524	$324,845,871	$—	$338,949,395

Other Financial Instruments
Futures Contracts	$19,433	$—	$—	$19,433

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$19,433	$—

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(80,740)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended October 31, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$58,972

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Restricted cash.” Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Commodity-Linked Structured Notes – The fund invests in commodity-linked structured notes to provide exposure to the investment returns of the commodities markets without investing directly in commodities. The fund will not invest directly in commodities. A structured note is a type of debt instrument in which an issuer borrows money from the investor, in this case the fund, and pays back the principal adjusted for performance of the underlying index less a fee. The structured notes may be leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial element. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are subject to prepayment, basis, and counterparty risk. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The fund may obtain only a limited recovery or may obtain no recovery in such circumstances. There is additional risk that the issuer or counterparty may be unable or unwilling to make timely payments of interest or principal. To partially mitigate this risk, MFS typically enters into these transactions with counterparties whose credit rating is investment grade. The structured notes have an automatic redemption feature if the underlying index declines from the entrance date by the amount specified in the agreement. The fund has the option to request prepayment from the issuer at any time. The issuer of the structured note may, under certain circumstances, call back the securities on a date earlier than the maturity date. The net cash payments exchanged, which might require calculation by the issuer or its affiliates, are recorded as a realized gain or loss on investments in the Statement of Operations. The value of the structured note, which is adjusted daily and includes any related interest accruals to be received and fees to be paid by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be received and fees to be paid, is recorded as unrealized appreciation or depreciation on investments in the Statement of Operations. The fund records a realized gain or loss when a structured note is sold or matures.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the

Notes to Financial Statements (unaudited) – continued

performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended October 31, 2012, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which

Notes to Financial Statements (unaudited) – continued

may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

4/30/12
Ordinary income (including any short-term capital gains)	$23,420,209
Long-term capital gains	22,300,109
Total distributions	$45,720,318

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 10/31/12
Cost of investments	$312,115,844
Gross appreciation	31,527,097
Gross depreciation	(4,693,546)
Net unrealized appreciation (depreciation)	$26,833,551

As of 4/30/12
Undistributed ordinary income	1,013,948
Post-October capital loss deferral	(24,791,853)
Other temporary differences	(38,954)
Net unrealized appreciation (depreciation)	9,016,167

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally

Notes to Financial Statements (unaudited) – continued

due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 10/31/12	Year ended 4/30/12	Six months ended 10/31/12	Year ended 4/30/12
Class A	$—	$797	$—	$18,640
Class I	—	2,599,228	—	43,101,653
Total	$—	$2,600,025	$—	$43,120,293

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.70% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2013. For the six months ended October 31, 2012, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The management fee incurred for the six months ended October 31, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $0 for the six months ended October 31, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund. Class A was not available for sale during the six months ended October 31, 2011.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$147

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.

Notes to Financial Statements (unaudited) – continued

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. There were no contingent defered sales charges imposed during the six months ended October 31, 2012.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended October 31, 2012, the fee was $16, which equated to 0.0000% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended October 31, 2012, these out-of-pocket expenses and other shareholder servicing costs amounted to $109.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended October 31, 2012 was equivalent to an annual effective rate of 0.0172% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended October 31, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,355 and are included in “Miscellaneous” expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $583, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” on the Statement of Operations. This money market fund does not pay a management fee to MFS.

On August 31, 2012, MFS purchased 9,970 shares of Class R5 for an aggregate amount of $100,000. At October 31, 2012, MFS held 100% of the outstanding shares of Class A and Class I.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$8,366,767	$7,870,071
Investments (non-U.S. Government securities)	$94,087,254	$78,565,235

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 10/31/12		Year ended 4/30/12
	Shares	Amount	Shares	Amount
Shares sold
Class I	1,811,410	$16,561,123	10,601,148	$115,310,002
Class R5 (i)	34,884,974	353,551,686	—	—
	36,696,384	$370,112,809	10,601,148	$115,310,002

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	2,122	$19,437
Class I	—	—	4,989,179	45,700,881
	—	$—	4,991,301	$45,720,318

Shares reacquired
Class A	—	$—	—	$—
Class I	(35,711,580)	(359,783,385)	(1,439,840)	(18,632,248)
Class R5 (i)	(374,363)	(3,939,851)	—	—
	(36,085,943)	$(363,723,236)	(1,439,840)	$(18,632,248)

Net change
Class A	—	$—	2,122	$19,437
Class I	(33,900,170)	(343,222,262)	14,150,487	142,378,635
Class R5 (i)	34,510,611	349,611,835	—	—
	610,441	$6,389,573	14,152,609	$142,398,072

(i)	For Class R5, the period is from inception, September 4, 2012, through the stated period end.

Notes to Financial Statements (unaudited) – continued

On September 10, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion. Class A, Class B, Class C, Class R1, Class R2, Class R3, and Class R4 shares were not available for sale during the period. During the period, the fund’s Class I and Class R5 shares were available for sale only to funds distributed by MFD that invest primarily in shares of other MFS funds (“MFS fund-of-funds”). Please see the fund’s prospectus for details.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 37%, 33%,16%, 6%, 2%, 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2010 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended October 31, 2012, the fund’s commitment fee and interest expense were $1,017 and $0, respectively, and are included in “Miscellaneous” expense on the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25,843,947	66,094,475	(77,834,898)	14,103,524

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,146	$14,103,524

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objects (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The

Board Review of Investment Advisory Agreement – continued

comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2011. The total return performance of the Fund’s Class A shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on June 2, 2010 and has a limited operating history and performance record; therefore, no performance data for the three- or five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS applies an active management and sector allocation approach for the Fund, using quantitative analysis, which requires greater management resources than a more passively managed fund that also provides exposure to the commodities markets. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that MFS has agreed in writing to reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other

Board Review of Investment Advisory Agreement – continued

factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: December 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: December 14, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2012

*	Print name and title of each signing officer under his or her signature.